ORGANIZATION (Details) - USD ($)		3 Months Ended		12 Months Ended
	Oct. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019	Aug. 31, 2018
ORGANIZATION
Cash flow from operations		$ (2,635,900)	$ (1,480,300)	$ (6,126,600)	$ (2,913,900)
Accumulated deficit		(45,482,300)		(41,627,800)	$ (22,427,600)
Common stock IPO proceeds, net of issuance costs	$ 12,332,700
NIH Grant receivable							$ 2,235,000
Phase I approved amount of grant						$ 851,000
Phase II approved amount of grant		$ 1,384,000		$ 1,384,000